FAIR VALUE MEASUREMENTS - SEPA Convertible Note, Assumptions (Details) - SEPA Convertible Note	Sep. 30, 2025 Y $ / shares	Dec. 31, 2024 Y $ / shares	Dec. 17, 2024 Y
Remaining term
Fair value disclosure
Fair value measurement input	0.21	0.97	1
Volatility
Fair value disclosure
Fair value measurement input	0.77	0.88	88
Risk-free interest rate
Fair value disclosure
Fair value measurement input	0.041	0.043	4.3
Drift term
Fair value disclosure
Fair value measurement input	0.04	0.042	4.2
Conversion price for payments to be made through issuance of Company's common stock
Fair value disclosure
Fair value measurement input	0.14	0.41	0.41
Payments to be made through issuance of shares of Company's common stock
Fair value disclosure
Fair value measurement input	0.912	0.111	11.1
Payments to be made in cash
Fair value disclosure
Fair value measurement input	0.088	0.889	88.9